LONG-TERM DEBTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT
Schedule of convertible senior notes

	2024	2025
	RMB (in millions)
2029 Notes	10,814	10,413
Long-term loans	8,730	53
Securitization debt	590	714
Other	—	250

Total	20,134	11,430

Schedule of long-term loans	As of December 31, 2025, the long-term loans will be due according to the following schedule (RMB in millions):

As of December 31, 2025
2026	7
2027	6
2028	13
2029	11
2030	4
Thereafter	19

Total	60